CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 10,080,336	$ 592,709
Prepaid expenses and advances	3,715	60,356
Other receivables	318,193	0
Total Current Assets	10,402,244	653,065
Property, plant & equipment, net	3,782	21,726
Investment in operating joint venture	0	50,378,205
Loan advances	1,322,090	0
Other Assets:
Deferred financing costs, net	0	1,300,671
Total Assets	11,728,116	52,353,667
LIABILITIES AND SHAREHOLDERS’ EQUITY
Promissory note	417,151	417,151
Other current liabilities	5,353,322	6,210,075
Amount due to Hubei Chutian	0	3,189,195
Senior secured notes	0	14,182,704
Secured notes	0	16,159,035
Unsecured notes	0	4,218,128
Total Current Liabilities	5,770,473	44,376,288
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, $.0015 par value; 51,666,667 authorized shares, 14,595,326 shares issued and outstanding (December 31, 2011 13,693,780 shares issued)	21,893	20,541
Additional paid-in capital	117,572,683	116,031,025
Accumulated deficit	(111,297,838)	(105,308,994)
Accumulated other comprehensive income	(370,834)	(2,796,932)
Total shareholders’ equity	5,957,643	7,977,379
Total liabilities and shareholders’ equity	11,728,116	52,353,667
Series A Convertible Preferred Stock [Member]
SHAREHOLDERS’ EQUITY
Preferred Stock, Value, Issued	25,169	25,169
Series B Convertible Preferred Stock [Member]
SHAREHOLDERS’ EQUITY
Preferred Stock, Value, Issued	$ 6,570	$ 6,570